DLA Piper LLP (US) 4141 Parklake Avenue, Suite 300 Raleigh, North Carolina 27612-2309 www.dlapiper.com Robert H. Bergdolt robert.bergdolt@dlapiper.com T 919.786.2002 F 919.786.2200

April 15, 2011

VIA COURIER

Sonia Barros, Special Counsel

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E., Mail Stop 3010 CF/AD8

Washington, D.C. 20549

Re:	Resource Real Estate Opportunity REIT, Inc. (the “Company”)

Post-Effective Amendment No. 4 to Form S-11

Commission File No. 333-160463

Dear Ms. Barros:

Attached is a courtesy copy of the above-referenced filing. The Company is filing this post-effective amendment pursuant to Section 10(a)(3) of the Securities Act.

This post-effective amendment includes a quarterly supplement that presents, among other items, (i) summary information with respect to Resource Real Estate Opportunity REIT’s portfolio; (ii) selected financial data and operating data for the year ended December 31, 2010; (iii) information with respect to distributions; (iv) information with respect to fees earned by and expenses reimbursable to Resource Real Estate Opportunity REIT’s advisor and dealer manager; (v) information with respect to dilution; and (vi) updated 2010 financial information.

If you should have any questions about this filing or require any further information, please call me at (919) 786-2002.

Very truly yours,

/s/ Robert H. Bergdolt

Robert H. Bergdolt
Partner